CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 38,359,163	$ 42,940,136	$ 44,631,115
Cost of revenues	31,217,636	33,997,253	34,914,317
Gross profit	7,141,527	8,942,883	9,716,798
Operating expenses
Selling	6,879	51,221	218,073
General and administrative	19,261,046	4,868,544	5,815,956
Research and development	78,570	38,800	23,942
Total operating expenses	19,346,495	4,958,565	6,057,971
(Loss) income from operations	(12,204,968)	3,984,318	3,658,827
Other income (expenses)
Change in fair value of convertible note	(150,000)	(504,006)	(165,704)
Change in fair value of warrants liabilities	568,000	(3,767,626)	0
Changes in fair value of digital assets	(287)	0	0
Interest income	348,130	43,157	49,628
Interest expense	(279,564)	(290,366)	(301,467)
Financing interest income, net	352,529	1,842,282	2,180,970
Rental income from related party	0	0	111,317
Long- term investments impairment	(23,140,591)	0	0
Gain (loss) from disposal of subsidiaries	3,576,755	(1,014,743)	3,555,235
Gain from disposal of financing receivables	2,335,304	0	0
Loss on refund receivable	(4,424,099)	0	0
Gain on debt extinguishment	0	298,213	0
Other (loss) income, net	(485,663)	33,067	177,840
Total other (expenses) income, net	(21,299,486)	(3,360,022)	5,607,819
(Loss) income before income tax	(33,504,454)	624,296	9,266,646
Income tax provision	(2,524,221)	3,111,047	2,364,489
Net (loss) income from continuing operations	(30,980,233)	(2,486,751)	6,902,157
Net loss from discontinued operations	(61,426)	(1,078,534)	(1,884,611)
Net (loss) income	(31,041,659)	(3,565,285)	5,017,546
Less: Net (loss) income attributable to non-controlling interest	(18,416)	(323,515)	(565,301)
Net (loss) income attributable to the Company	(31,023,243)	(3,241,770)	5,582,847
Less: Deemed dividend to warrants holders	(401,000)	0	0
Net (loss) income attributable to common stockholders of Tantech Holdings Ltd	(31,424,243)	(3,241,770)	5,582,847
Net (loss) income	(31,041,659)	(3,565,285)	5,017,546
Other comprehensive income (loss):
Foreign currency translation adjustment	1,766,415	86,797	(4,220,033)
Comprehensive (loss) income	(29,275,244)	(3,478,488)	797,513
Less: Comprehensive loss attributable to non-controlling interest	(18,928)	(318,923)	(563,788)
Comprehensive (loss) income attributable to common stockholders of Tantech Holdings Ltd	$ (29,256,316)	$ (3,159,565)	$ 1,361,301
Loss) earnings per share
Basic and diluted	$ (13.64)	$ (7.66)	$ 80.69
Weighted Average Shares Outstanding
Basic and diluted	2,303,740	423,174	69,186